Contents of Significant Accounts - Summary of Details on Derecognition of Such Investments (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disposed and Derecognized Investments Designated as Fair Value Through Other Comprehensive Income [Abstract]
Fair value on the date of disposal	$ 3,035,999	$ 0	$ 0
Cumulative gains (losses) reclassified to retained earnings due to derecognition	$ (1,628,388)	$ 0	$ 0